OTHER ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS
U.S. Natural Gas Pipelines
Portland Natural Gas Transmission System
On January 1, 2016, TCPL completed the sale of a 49.9 per cent interest in PNGTS to TC PipeLines, LP for an aggregate purchase price of US$223 million. Proceeds were comprised of US$188 million in cash and the assumption of US$35 million of a proportional share of PNGTS debt.
TC Offshore LLC
On March 1, 2016, the Company closed the sale of TC Offshore LLC. This resulted in an additional loss on disposal of $4 million pre-tax which is included in (Loss)/gain on sale of assets held for sale/sold in the Consolidated statement of income.
Iroquois Gas Transmission System LP
On March 31, 2016, TCPL acquired a 4.87 per cent interest in Iroquois for an aggregate purchase price of US$54 million, increasing TCPL’s interest in Iroquois to 49.35 per cent. On May 1, 2016, the Company acquired an additional
0.65 per cent interest for an aggregate purchase price of US$7 million, further increasing TCPL’s interest in Iroquois to
50 per cent.
Gas Transmission Northwest LLC
In April 2015, TCPL completed the sale of its remaining 30 per cent interest in GTN to TC PipeLines, LP for an aggregate purchase price of US$457 million. Proceeds were comprised of US$264 million in cash, the assumption of US$98 million of a proportional share of GTN debt and US$95 million of new Class B units of TC PipeLines, LP.
Bison Pipeline LLC
In October 2014, TCPL completed the sale of its remaining 30 per cent interest in Bison to TC PipeLines, LP for an aggregate purchase price of US$215 million.
Mexico Natural Gas Pipelines
Gas Pacifico/INNERGY
In November 2014, TCPL sold its 30 per cent equity investments in Gas Pacifico and INNERGY for aggregate gross proceeds of $9 million and recognized a gain of $9 million ($8 million after tax).
Energy
Ironwood
On February 1, 2016, TCPL acquired the Ironwood natural gas fired, combined cycle power plant in Lebanon, Pennsylvania, with a capacity of 778 MW, for US$653 million in cash after post-acquisition adjustments. The Ironwood power plant delivers energy into the PJM power market. The evaluation of assigned fair value of acquired assets and liabilities did not result in the recognition of goodwill. The Company began consolidating Ironwood as of the date of acquisition which has not had a material impact on the Revenues and Net income of the Company. In addition, the pro forma incremental impact on the Company’s Revenues and Net income for each of the periods presented is not material. At December 31, 2016, Ironwood is classified as an asset held for sale. Refer to Note 6, Assets held for sale for further information.
Bruce Power
In December 2015, TCPL exercised its option to acquire an additional 14.89 per cent ownership interest in Bruce B from the Ontario Municipal Employees Retirement System for $236 million, increasing its ownership interest to 46.5 per cent. The difference between the purchase price and the underlying carrying value of Bruce B is primarily related to the estimated fair value of the amended agreement with Ontario's Independent Electricity System Operator to extend the operating life of the Bruce Power facility to 2064. In December 2015, Bruce B and Bruce A merged to form a single limited partnership, Bruce Power. This merger was accounted for as a transaction between entities under common control whereby the assets and liabilities of Bruce A and
Bruce B were combined at their carrying values. Upon completion of the merger, TCPL applied equity accounting to its resulting 48.5 per cent ownership interest in Bruce Power. Prior to the acquisition, TCPL applied equity accounting to its 48.9 per cent ownership interest in Bruce A and 31.6 per cent ownership interest in Bruce B.
Ontario Solar
As part of a purchase agreement with Canadian Solar Solutions Inc. signed in 2011, TCPL completed the acquisition of four Ontario solar facilities for $241 million in 2014. All power produced by the solar facilities is sold under 20-year PPAs with the Ontario Power Authority.
Cancarb
In April 2014, TCPL sold Cancarb Limited and its related power generation for aggregate gross proceeds of $190 million and recognized a gain of $108 million ($99 million after-tax).